Financial information by segments (Schedule of Information on Products) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue	$ 35,869,314	$ 34,171,201	$ 35,678,253
Light structural [Member]
Disclosure of products and services [line items]
Revenue	1,529,216	1,396,632	1,654,720
Structural [Member]
Disclosure of products and services [line items]
Revenue	3,677,441	3,304,178	2,441,079
Bars [Member]
Disclosure of products and services [line items]
Revenue	2,061,053	2,220,264	1,575,291
Rebar [Member]
Disclosure of products and services [line items]
Revenue	14,081,399	12,370,490	12,363,530
Flat rebar [Member]
Disclosure of products and services [line items]
Revenue	1,851,960	1,833,576	2,271,347
Hot rolled bars [Member]
Disclosure of products and services [line items]
Revenue	7,548,939	8,226,613	9,549,286
Cold drawn bars [Member]
Disclosure of products and services [line items]
Revenue	2,139,938	3,102,544	3,779,385
Others [Member]
Disclosure of products and services [line items]
Revenue	$ 2,989,368	$ 1,716,904	$ 2,043,615